Subsequent Events (Details) - Subsequent event - Millendo Therapeutics, Inc. - Tempest $ in Millions	Mar. 29, 2021 USD ($)
Subsequent Event [Line Items]
Business combination, termination, fee payable upon termination	$ 1.4
Business combination, termination, expense reimbursement payable, maximum	1.0
Business combination, termination, fee receivable upon termination	2.8
Business combination, termination, expense reimbursement receivable, maximum	$ 1.0